Intangible Assets - Summary of Geographically Cash-generating Units to Goodwill (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [Line Items]
Goodwill	€ 293	€ 294
Americas [member]
Disclosure of detailed information about intangible assets [Line Items]
Goodwill	174	198
Central & Eastern Europe [member]
Disclosure of detailed information about intangible assets [Line Items]
Goodwill	34	36
Asia [member]
Disclosure of detailed information about intangible assets [Line Items]
Goodwill	31	36
United Kingdom [member]
Disclosure of detailed information about intangible assets [Line Items]
Goodwill	€ 54
The Netherlands [member]
Disclosure of detailed information about intangible assets [Line Items]
Goodwill		€ 25